SMEAD VALUE FUND Trading Symbol: Investor Class Shares (SMVLX) Class A Shares (SVFAX) Class C Shares (SVFCX)*

                                         Class I1 Shares (formerly Institutional Class Shares) (SVFFX)

                                         Class I2 Shares (SVFIX)*

                                         Class R1 Shares (SVFDX)

                                         Class R2 Shares (SVFKX)

                                         Class R3 Shares (SVFRX)*

                                         Class R4 Shares (SVFLX)*

                                         Class Y Shares (SVFYX)

Summary Prospectus

November 21, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://smeadcap.com/smead-funds. You may also obtain this information at no cost by calling 877-807-4122. The Fund’s prospectus and statement of additional information, both dated November 21, 2014, are incorporated by reference into this Summary Prospectus.

*	These share classes are not yet in operation and thus are not currently offered by the Smead Value Fund.

Investment Objective.    The investment objective of the Smead Value Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund.    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 12 of the Fund’s Statutory Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor Class shares	Class A shares	Class C shares	Class I1 shares	Class I2 shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 18 months of purchase for Class A shares and 12 months of purchase for Class C shares)(1)	None	1.00%	1.00%	None	None

Shareholder Fees (fees paid directly from your investment)	Class R1 shares	Class R2 shares	Class R3 shares	Class R4 shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed)(1)	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Investor Class shares	Class A shares	Class C shares		Class I1 shares	Class I2 shares
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%		None	None
Other Expenses	0.29%	0.29%	0.29%	(2)	0.29%	0.29%	(2)
Shareholder Servicing Fee	0.17%	0.17%	0.25%		0.15%	0.10%
Total Annual Fund Operating Expenses	1.46%	1.46%	2.04%		1.19%	1.14%
Fee Waiver/Expense Reimbursement(3)	0.20%	0.20%	0.20%		0.20%	0.20%
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	1.26%	1.26%	1.84%		0.99%	0.94%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class R1 shares		Class R2 shares		Class R3 shares		Class R4 shares		Class Y shares
Management Fees	0.75%		0.75%		0.75%		0.75%		0.75%
Distribution (12b-1) Fees	0.50%		0.50%		0.50%		0.25%		None
Other Expenses	0.29%	(2)	0.29%	(2)	0.29%	(2)	0.29%	(2)	0.29%	(2)
Shareholder Servicing Fee	0.25%		0.10%		None		None		None
Total Annual Fund Operating Expenses	1.79%		1.64%		1.54%		1.29%		1.04%
Fee Waiver/Expense Reimbursement(3)	0.20%		0.20%		0.20%		0.20%		0.20%
Total Annual Fund Operating Expenses after FeeWaiver/Expense Reimbursement	1.59%		1.44%		1.34%		1.09%		0.84%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.
(2)	Because Class C shares, Class I2 shares, Class R1shares, Class R2 shares, Class R3 shares, Class R4 shares and Class Y shares are new, these expenses are estimated based on the other expenses of the Investor Class shares of the Fund for the fiscal year ended November 30, 2013.
(3)

Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.26% for Investor Class shares, 1.26% for Class A shares, 1.84% for Class C shares, 0.99% for Class I1 shares, 0.94% for Class I2 shares, 1.59%

for Class R1 shares, 1.44% for Class R2 shares, 1.34% for Class R3 shares, 1.09% for Class R4 shares and 0.84% for Class Y shares, respectively, through March 31, 2016, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same and the Fund’s expense limitation agreement remains in force until March 31, 2016. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class
(if you redeem your shares)	$128	$442	$778	$1,729
(if you did not redeem your shares)	$128	$442	$778	$1,729
Class A
(if you redeem your shares)	$696	$992	$1,309	$2,205
(if you did not redeem your shares)	$794	$1,096	$1,421	$2,338
Class C
(if you redeem your shares)	$187	$620	$1,080	$2,353
(if you did not redeem your shares)	$290	$730	$1,196	$2,487
Class I1
(if you redeem your shares)	$101	$358	$635	$1,425
(if you did not redeem your shares)	$101	$358	$635	$1,425
Class I2
(if you redeem your shares)	$96	$342	$608	$1,368
(if you did not redeem your shares)	$96	$342	$608	$1,368
Class R1
(if you redeem your shares)	$162	$544	$951	$2,089
(if you did not redeem your shares)	$162	$544	$951	$2,089
Class R2
(if you redeem your shares)	$147	$498	$873	$1,927
(if you did not redeem your shares)	$147	$498	$873	$1,927
Class R3
(if you redeem your shares)	$136	$467	$821	$1,818
(if you did not redeem your shares)	$136	$467	$821	$1,818

	One Year	Three Years	Five Years	Ten Years
Class R4
(if you redeem your shares)	$111	$389	$688	$1,539
(if you did not redeem your shares)	$111	$389	$688	$1,539
Class Y
(if you redeem your shares)	$86	$311	$555	$1,253
(if you did not redeem your shares)	$86	$311	$555	$1,253

Portfolio Turnover.    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund previously operated as a series of Trust for Professional Managers (“Predecessor Fund”). During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 11.32% of the average value of its portfolio.

Principal Investment Strategies.    To achieve its investment objective, the Fund will maintain approximately 25-30 companies in its portfolio and will invest in the common stocks of large capitalization (“large-cap”) U.S. companies. The Fund considers large-cap companies to be those publicly traded U.S. companies with capitalizations exceeding $5 billion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the Fund purchases the company’s securities.

The Adviser selects the Fund’s investments by screening large-cap companies using the following eight criteria:

Required over entire holding period

•	products or services that meet a clear economic need;
•	strong competitive advantage (wide moats or barriers to entry);
•	long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);
•	generates high levels of cash flow;
•	available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);

Favored, but not required

•	management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);
•	strong balance sheet; and
•	strong management (directors and officers) ownership (preferably with recent purchases).

The Fund’s portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. Once securities are purchased, the Adviser maintains a responsive process that is designed to manage overall portfolio risk by protecting against a significant decline in value of a security. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.

The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials and healthcare.

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
•	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•	Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.
•	Value Style Risk. Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.
•	Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. If the Fund invests in only a few sectors, it will have more exposure to the price movements of those sectors.

Performance.    The Fund previously operated as the Predecessor Fund. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a reorganization (the “Reorganization”) on November 21, 2014. The Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The performance information demonstrates the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for the one year, three year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, the Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at

http://smeadcap.com/smead-funds or by calling the Fund toll-free at 877-807-4122.

Predecessor Fund

Investor Class shares1

Calendar Year Returns as of December 31

[1]	The annual returns shown in the bar chart are for Investor Class shares. The other classes of shares, net of any applicable sales charges, would have substantially similar annual returns to those of Investor Class shares because all of the classes of shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different sales charges, distribution fees and/or service fees and expenses.

The Predecessor Fund’s calendar year-to-date return for the Investor Class shares of the Predecessor Fund as of September 30, 2014 was 6.69%. During the period shown in the bar chart, the best performance for a quarter was 18.66% (for the quarter ended September 30, 2009) and the worst performance was -13.85% (for the quarter ended June 30, 2010).

Average Annual Total Returns	(Periods Ended December 31, 2013)
	One Year	Five Years	Since Inception
Investor Class shares
Return Before Taxes	37.53%	22.02%	7.66%
Return After Taxes on Distributions	36.49%	21.74%	7.41%
Return After Taxes on Distributions and Sale of Fund Shares	22.07%	18.12%	6.07%
Class A shares
Return Before Taxes	37.19%	21.72%	7.39%
Class C shares
Return Before Taxes	36.95%	21.44%	7.08%
Class I1 shares
Return Before Taxes	37.88%	22.26%	7.83%
Class I2 shares
Return Before Taxes	37.85%	22.34%	7.98%
Class R1 shares
Return Before Taxes	37.20%	21.69%	7.33%
Class R2 shares
Return Before Taxes	37.35%	21.84%	7.48%
Class R3 shares
Return Before Taxes	37.45%	21.94%	7.58%
Class R4 shares
Return Before Taxes	37.70%	22.19%	7.83%
Class Y shares
Return Before Taxes	37.95%	22.44%	8.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.29%	17.97%	6.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	5.57%

Investor Class shares of the Predecessor Fund commenced operations on January 2, 2008. Class I1 shares of the Fund commenced operations on December 18, 2009. Performance shown for Class I1 shares prior to its inception (Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class I1 expenses. Class A shares of the Fund commenced operations on January 24, 2014. Performance shown for Class A shares prior to its inception (One Year, Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class A expenses. Class C shares, Class I2 shares, Class R1 shares, Class R2 shares, Class R3 shares, Class R4 shares and Class Y shares each commenced operations on November 21, 2014. Performance shown for Class C shares, Class I2 shares, Class R1 shares, Class R2 shares, Class R3, Class R4 shares and Class Y shares prior to inception of each such share class (One Year, Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect the respective expenses of Class C shares, Class I2 shares, Class R1 shares, Class R2 shares, Class R3 shares, Class R4 shares and Class Y shares.

After-tax returns are shown for Investor Class shares only and will vary for the other shares classes. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).

Management

Investment Adviser.    Smead Capital Management, Inc. is the Fund’s investment adviser.

Portfolio Managers.    William W. Smead, Chief Investment Officer and Chief Executive Officer of the Adviser, managed the Predecessor Fund since it commenced operations in January 2008. Tony A. Scherrer, CFA®, Director of Research and Portfolio Manager of the Adviser, co-managed the Predecessor Fund since April 2008. Cole W. Smead, CFA®, Managing Director and Portfolio Manager of the Adviser, has co-managed the Predecessor Fund since August 2014.

Purchase and Sale of Fund Shares.    You may purchase or redeem shares by mail (Smead Funds, c/o Boston Financial Data Services, Inc., P.O. Box 55968, Boston, MA 02205-5968 (for regular mail) or Smead Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Suite 55968, Canton, MA 02021-2809 (for overnight or express mail), or by telephone at 877-807-4122 or by wire. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. Minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amounts

Minimum Initial Investment
Investor Class shares	$3,000
Class A shares	$3,000
Class C shares	$25,000
Class I1 shares	$1,000,000
Class I2 shares	$1,000,000
Class R1 shares	$25,000
Class R2 shares	$25,000

Minimum Investment Amounts

Minimum Initial Investment
Class R3 shares	$25,000
Class R4 shares	$25,000
Class Y shares	$10,000,000
Subsequent Investments
Investor Class shares	$100
Class A shares	$100
Class C shares	$100
Class I1 shares	$100
Class I2 shares	$100
Class R1 shares	$100
Class R2 shares	$100
Class R3 shares	$100
Class R4 shares	$100
Class Y shares	$100

Tax Information.    The Fund’s distributions will be taxed as ordinary income or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.    If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.